Condensed Consolidated Balance Sheets (unaudited) (Parentheticals) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Redeemable convertible preferred stock par or stated value per share ( in dollars per share)	$ 0.0001
Redeemable convertible preferred stock authorized (in shares)	0	224,409,612
Redeemable convertible preferred stock shares issued (in shares)	0	121,431,310
Redeemable convertible preferred stock shares outstanding (in shares)	0	121,431,000
Redeemable convertible preferred stock liquidation preference	$ 0	$ 1,749,201,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	600,000,000	262,797,235
Common stock, shares issued (in shares)	219,195,971	1,708,476
Common stock, share outstanding (in shares)	219,195,971	1,708,476
Previously Reported [Member]
Redeemable convertible preferred stock shares outstanding (in shares)		5,222,852,000
Previously Reported [Member] | Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock shares outstanding (in shares)		121,431,310